CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
TRADING PROFITS (LOSSES):
Realized	$ 15,819,067		$ 24,680,503		$ (1,275,527)
Change in unrealized	(7,550,144)		10,194,641		(3,198,051)
Change in value of investments in Non-Consolidated LLCs	(430,888)	[1]
Brokerage commissions and clearing costs	(2,247,622)		(2,678,247)		(1,613,820)
Total trading profits (losses)	5,590,413		32,196,897		(6,087,398)
INVESTMENT INCOME:
Interest	269,659		492,166		906,015
EXPENSES:
Profit Shares	1,490,923		4,126,005		1,144,351
Distribution fees	10,193,861		9,553,526		6,767,790
Trading Advisors' management fees	5,073,428		4,558,253		3,162,393
Sponsor fees	4,286,905		4,014,803		2,833,553
Administrator fees	1,028,273		1,009,000		741,000
Professional fees	549,755		705,034		751,701
Other	429,317		392,000		327,923
Total expenses	23,052,462		24,358,621		15,728,711
NET INVESTMENT LOSS	(22,782,803)		(23,866,455)		(14,822,696)
NET INCOME / (LOSS)	$ (17,192,390)		$ 8,330,442		$ (20,910,094)
Series A
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	310,695,966	[2]	256,606,754	[2]	156,463,730	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0476)	[2]	$ 0.0279	[2]	$ (0.0955)	[2]
Series F
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	94,216	[2]	101,295	[2]	111,742	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (11.37)	[2]	$ 4.46	[2]	$ (23.43)	[2]
Series G
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	25,946,165	[2]	28,785,205	[2]	32,344,957	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0496)	[2]	$ 0.0193	[2]	$ (0.1024)	[2]
Series I
NET INCOME / (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	2,661,493	[2]	2,134,286	[2]	637,086	[2]
Net income / (loss) per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0214)	[2]	$ 0.0726	[2]	$ (0.0566)	[2]

[1]	Includes the Partnership's proportionate share of income and expenses from its investments in Non-Consolidated LLCs.
[2]	The weighted average number of Units outstanding is computed for purposes of disclosing net income / (loss) per weighted average Unit. The weighted average number of Units outstanding for the years ended December 31, 2011, 2010, and 2009 equals the Units outstanding as of such date, adjusted proportionately for Units sold and redeemed based on the respective length of time each was outstanding during the year.